                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2002


Check here if Amendment [  ]; Amendment Number: ____________
   This Amendment (Check only one.):   [  ]  is a restatement.
                                       [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Hanawalt Associates LLC
Address: 650 Madison Avenue, 25th Floor
         New York, New York  10022


Form 13F File Number:   28-6706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence S. Pidgeon
Title:   Member - Hanawalt Associates LLC
Phone:   (212) 404-4651

Signature, Place, and Date of Signing:

/s/ Lawrence S. Pidgeon       New York, New York               July  29, 2002
------------------------      -------------------             -----------------
       [Signature]               [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                          0
                                                      -------

Form 13F Information Table Entry Total:                    82
                                                      -------

Form 13F Information Table Value Total:               $53,235
                                                      -------
                                                    (thousands)




List of Other Included Managers:

None

         FORM 13F INFORMATION TABLE - HANAWALT ASSOCIATES, LLC (6/30/02)

            Column 1                Column 2       Column 3   Column 4   Column 5    Column 6   Column 7        Column 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Voting Authority
                                                                Value               Investment   Other    -----------------------
         Name of Issuer          Title of Class     Cusip     (x 1,000)   Shares    Discretion  Managers  Sole     Shared   None
---------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC                        COM        002535201           2        100     SOLE                   100
ALBANY INTL CORP                      CL A        012348108          13        500     SOLE                   500
ALLIANCE CAP MGMT HLDG LP        UNIT LTD PARTN   01855A101          17        500     SOLE                   500
AMBASSADORS GROUP INC                  COM        023177108          30      2,100     SOLE                 2,100
AMBASSADORS INTL INC                   COM        023178106          21      2,100     SOLE                 2,100
AMDOCS LTD                             ORD        G02602103         772    102,300     SOLE               102,300
AMERICAN EXPRESS CO                    COM        025816109           4        100     SOLE                   100
AMERICAN PWR CONVERSION CORP           COM        029066107         890     70,500     SOLE                70,500
AON CORP                               COM        037389103           3        100     SOLE                   100
AUTONATION INC                         COM        05329W102       1,241     85,576     SOLE                85,576
AVERY DENNISON CORP                    COM        053611109           6        100     SOLE                   100
BANK OF GRANITE CORP                   COM        062401104       1,220     61,959     SOLE                61,959
BANTA CORP                             COM        066821109           4        100     SOLE                   100
BERKSHIRE HATHAWAY INC DEL            CL A        084670108         735         11     SOLE                    11
BLACK BOX CORP DEL                     COM        091826107         900     22,100     SOLE                22,100
CAMPBELL SOUP CO                       COM        134429109         824     29,800     SOLE                29,800
CEDAR FAIR L P                   DEPOSITRY UNIT   150185106       2,105     88,600     SOLE                88,600
CHUBB CORP                             COM        171232101           7        100     SOLE                   100
CIGNA CORP                             COM        125509109          10        100     SOLE                   100
CLAYTON HOMES INC                      COM        184190106           2        100     SOLE                   100
CNA FINL CORP                          COM        126117100         853     32,200     SOLE                32,200
COMMSCOPE INC                          COM        203372107         515     41,200     SOLE                41,200
CONSOLIDATED GRAPHICS INC              COM        209341106       6,233    328,063     SOLE               328,063
CONVERGYS CORP                         COM        212485106          21      1,100     SOLE                 1,100
COOPER INDS INC                        COM        216669101         122      3,100     SOLE                 3,100
DEB SHOPS INC                          COM        242728103           3        100     SOLE                   100
DOVER CORP                             COM        260003108          14        400     SOLE                   400
DRESS BARN INC                         COM        261570105         913     59,000     SOLE                59,000
EL PASO ELEC CO                      COM NEW      283677854         411     29,700     SOLE                29,700
ENCANA CORP                            COM        292505104           5        147     SOLE                   147
ERIE INDTY CO                         CL A        29530P102         762     18,800     SOLE                18,800
ETHAN ALLEN INERIORS INC               COM        297602104           3        100     SOLE                   100
FINISHMASTER INC                       COM        31787P108         500     39,000     SOLE                39,000
FRONTIER OIL CORP                      COM        35914P105         345     19,600     SOLE                19,600
GAP INC DEL                            COM        364760108          16      1,100     SOLE                 1,100
GENLYTE GROUP INC                      COM        372302109           4        100     SOLE                   100
GOLDEN WEST FINL CORP DEL              COM        381317106       4,069     59,153     SOLE                59,153

         FORM 13F INFORMATION TABLE - HANAWALT ASSOCIATES, LLC (6/30/02)

            Column 1                Column 2       Column 3   Column 4   Column 5    Column 6   Column 7        Column 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Voting Authority
                                                                Value               Investment   Other    -----------------------
         Name of Issuer          Title of Class     Cusip     (x 1,000)   Shares    Discretion  Managers  Sole     Shared   None
---------------------------------------------------------------------------------------------------------------------------------
HARTE-HANKS INC                        COM        416196103           3        150     SOLE                   150
HOOPER HOLMES INC                      COM        439104100          45      5,600     SOLE                 5,600
IHOP CORP                              COM        449623107           3        100     SOLE                   100
INTERNATIONAL SPEEDWAY CORP           CL A        460335201       1,853     46,200     SOLE                46,200
IMS HEALTH INC                         COM        449934108       1,014     56,500     SOLE                56,500
INDUSTRIE NATUZZI SPA                  ADR        456478106         415     27,300     SOLE                27,300
INTERTAN INC                           COM        461120107          46      4,100     SOLE                 4,100
JACK IN THE BOX INC                    COM        466367109       1,035     32,533     SOLE                32,533
JEFFERSON PILOT CORP                   COM        475070108         625     13,300     SOLE                13,300
KENNAMETAL INC                         COM        489170100           2         50     SOLE                    50
COLE KENNETH PRODTNS INC              CL A        193294105         298     10,500     SOLE                10,500
KEY3MEDIA GROUP INC                    COM        49326R104           5     10,000     SOLE                10,000
KOSS CORP                              COM        500692108          50      3,000     SOLE                 3,000
LANDSTAR SYS INC                       COM        515098101          11        100     SOLE                   100
MBIA INC                               COM        55262C100       2,186     38,676     SOLE                38,676
MERCHANTS BANCSHARES                   COM        588448100         330     11,600     SOLE                11,600
MERCURY GENL CORP NEW                  COM        589400100      12,671    261,267     SOLE               261,267
MET PRO CORP                           COM        590876306         373     25,700     SOLE                25,700
MORTONS RESTAURANT GROUP INC           COM        619429103         196     13,000     SOLE                13,000
PAYLESS SHOESOURCE INC                 COM        704379106         642     11,140     SOLE                11,140
PLANTRONICS INC NEW                    COM        727493108           2        100     SOLE                   100
PLAYTEX PRODS INC                      COM        72813P100          22      1,700     SOLE                 1,700
PLUM CREEK TIMBER CO INC               COM        729251108           3        100     SOLE                   100
PRIME HOSPITALITY CORP                 COM        741917108           1        100     SOLE                   100
RAVEN INDS INC                         COM        754212108         518     19,200     SOLE                19,200
RLI CORP                               COM        749607107           5        100     SOLE                   100
ROSS STORES INC                        COM        778296103           4        100     SOLE                   100
RYANS FAMILY STEAK HOUSE INC           COM        783519101          32      2,400     SOLE                 2,400
STANLEY WKS                            COM        854616109           4        100     SOLE                   100
MADDEN STEVEN LTD                      COM        556269108       1,574     79,400     SOLE                79,400
STILWELL FINL INC                      COM        860831106          25      1,400     SOLE                 1,400
STUDENT LN CORP                        COM        863902102       2,331     28,139     SOLE                28,139
SUN INTL HOTELS LTD                    ORD        P8797T133         751     30,300     SOLE                30,300
TELEPHONE & DATA SYS INC               COM        879433100         212      3,500     SOLE                 3,500
TENNANT CO                             COM        880345103          40      1,000     SOLE                 1,000
UTAH MED PRODS INC                     COM        917488108         625     39,400     SOLE                39,400
VELCRO INDS NV                         COM        922571104         647     64,500     SOLE                64,500

         FORM 13F INFORMATION TABLE - HANAWALT ASSOCIATES, LLC (6/30/02)

            Column 1                Column 2       Column 3   Column 4   Column 5    Column 6   Column 7        Column 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Voting Authority
                                                                Value               Investment   Other    -----------------------
         Name of Issuer          Title of Class     Cusip     (x 1,000)   Shares    Discretion  Managers  Sole     Shared   None
---------------------------------------------------------------------------------------------------------------------------------
WABTEC CORP                            COM        929740108         143     10,000     SOLE                10,000
WADDELL & REED FINL INC               CL A        930059100           2        100     SOLE                   100
WALLACE COMPUTER SERVICES IN           COM        932270101          97      4,500     SOLE                 4,500
WASHINGTON FED INC                     COM        938824109          59      2,340     SOLE                 2,340
WASTE MGMT INC DEL                     COM        94106L109         440     16,900     SOLE                16,900
WELLPOINT HEALTH NETWORK NEW           COM        94973H108          16        200     SOLE                   200
WEYCO GROUP INC                        COM        962149100         280      7,000     SOLE                 7,000
ZALE CORP NEW                          COM        988858106           4        100     SOLE                   100
                                 ----------------------------------------------------------------------------------------------